COMMON STOCK - Schedule of Performance Stock Unit Activity (Details) - Performance Shares [Member] shares in Thousands	12 Months Ended
Mar. 31, 2024 $ / shares shares
Share-Based Compensation Arrangement by Share-Based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Beginning balance (in shares) | shares	81
Granted (in shares) | shares	53
Vested (in shares) | shares	(14)
Forfeited or cancelled (in shares) | shares	(43)
Ending balance (in shares) | shares	77
Share-Based Compensation Arrangement by Share-Based Payment Award, Equity Instruments Other than Options, Nonvested, Weighted Average Grant Date Fair Value [Abstract]
Beginning balance (in dollars per share) | $ / shares	$ 54.40
Granted (in dollars per share) | $ / shares	10.26
Vested (in dollars per share) | $ / shares	70.57
Forfeited or cancelled (in dollars per share) | $ / shares	31.49
Ending balance (in dollars per share) | $ / shares	$ 35.79